Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net loss - basic	$ (6,461)	$ (5,383)	$ (3,571)	$ 2,625	$ (1,733)	$ (1,672)	$ (8,935)	$ (3,405)	$ (15,396)	$ (780)
Less: Change in fair value and income impact of Cizzle option liability						(136)
Net loss - diluted	$ (6,461)	$ (5,383)	$ (3,571)	$ 436	$ (1,481)	$ (1,808)	$ (8,935)	$ (3,017)	$ (15,396)	$ (3,307)
Weighted average Common Stock outstanding, basic	87,155,077	73,851,440	73,829,536	65,410,172	64,626,430	64,626,430	73,840,488	64,626,430	78,311,080	64,890,548
Add: Cizzle option liability shares				373,968	395,460	395,460		395,460		388,296
Weighted average shares used in computing net loss per share - diluted	87,155,077	73,851,440	73,829,536	66,132,588	65,825,568	65,021,890	73,840,488	65,425,949	78,311,080	65,486,891
Net loss per share attributable to common stockholders, basic	$ (0.07)	$ (0.07)	$ (0.05)	$ 0.04	$ (0.03)	$ (0.03)	$ (0.12)	$ (0.05)	$ (0.20)	$ (0.01)
Net income loss per share attributable to common stockholders, diluted	$ (0.07)	$ (0.07)	$ (0.05)	$ 0.01	$ (0.02)	$ (0.03)	$ (0.12)	$ (0.05)	$ (0.20)	$ (0.06)
Less: Change in fair value and income impact of Cizzle option liability				$ (1,507)	$ 175			$ 311		$ (1,779)
Less: Change in fair value and income impact of Vela option liability				$ (682)	$ 77			$ 77		$ (748)
Add: Vela option liability shares				348,448	803,678			404,059		208,047